Hotel Contract Commitments	12 Months Ended
Dec. 31, 2011
Hotel Contract Commitments Disclosure Textblock

Note 11

Hotel Contract Commitments

As of December 31, 2011, the Company had outstanding contracts for the potential purchase of seven additional hotels for a total purchase price of $116.1 million. Of these seven hotels, six are under construction and should be completed over the next 3 to 18 months from December 31, 2011. Closing on these six hotels is expected upon completion of construction. The existing hotel is expected to close within the next three months. Although the Company is working towards acquiring these hotels, there are many conditions to closing that have not yet been satisfied and there can be no assurance that closings will occur under the outstanding purchase contracts. The following table summarizes the location, brand, number of rooms, refundable (if the seller does not meet its obligations under the contract) contract deposits paid, and gross purchase price for each of the contracts. All dollar amounts are in thousands.

Location	Brand	Rooms	Deposits Paid		Gross Purchase Price
Operating(a)
Gainesville, FL	Homewood Suites	103	$100		$14,550	(c)
Under Construction(b)
Jacksonville, NC	Home2 Suites	105	100		12,000
Dallas, TX	Hilton Garden Inn	165	50		27,300
Grapevine, TX	Courtyard	180		(d)		(d)
Grapevine, TX	TownePlace Suites	120		(d)		(d)
Huntsville, AL	Home2 Suites(f)	77		(e)		(e)
Huntsville, AL	Hampton Inn & Suites(f)	98		(e)		(e)

		848	$303		$116,137

(a)	This hotel is currently operational and assuming all conditions to closing are met should close within three months from December 31, 2011.

(b)

The hotels are currently under construction. The table shows the expected number of rooms upon hotel completion and the expected franchise. Assuming all conditions to closing are met the purchase of these hotels should close over the next 3 to 18 months from December 31, 2011.

(c)

The purchase contract for this hotel requires the Company to assume approximately $13.1 million in mortgage debt. The loan provides for monthly payments of principal and interest on an amortized basis.

(d)

The Courtyard and TownePlace Suites hotels in Grapevine, TX are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $41.7 million and an initial deposit of $50,000. These amounts are reflected in the total gross purchase price and deposits paid as indicated above.

(e)

The Home2 Suites and Hampton Inn & Suites hotels in Hunstville, AL are part of an adjoining two-hotel complex that will be located on the same site. The two hotels are covered by the same purchase contract with a total gross purchase price of $20.6 million and an initial deposit of $2,500. These amounts are reflected in the total gross purchase price and deposits paid as indicated above.

(f)

If the seller meets all of the conditions to closing, the Company is obligated to specifically perform under the contract. As the properties are under construction, at this time, the seller has not met all of the conditions to closing.

As there can be no assurance that all conditions to closing will be satisfied, the Company includes deposits paid for hotels under contract in other assets, net in the Company’s consolidated balance sheets, and in deposits and other disbursements for potential acquisitions in the Company’s consolidated statements of cash flows. It is anticipated that the purchase price (less any debt assumed) for the outstanding contracts will be funded from the proceeds of the Company’s on-going best-efforts offering of Units and cash on hand if a closing occurs.